Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 1.6%
Boeing Co. (A)	6,349	$ 1,483,888
Howmet Aerospace, Inc.	41,279	8,589,335
RTX Corp.	38,303	7,696,222
Textron, Inc.	17,605	1,550,296
TransDigm Group, Inc.	2,878	4,108,460
		23,428,201
Air Freight & Logistics - 0.2%
FedEx Corp.	9,028	2,909,273
Automobile Components - 0.0% *
Aptiv PLC (A)	7,711	584,108
Automobiles - 1.2%
Tesla, Inc. (A)	41,456	17,843,077
Banks - 2.3%
Bank of America Corp.	171,658	9,132,206
Citigroup, Inc.	28,613	3,310,810
Fifth Third Bancorp	62,650	3,146,283
Regions Financial Corp.	51,575	1,469,887
Truist Financial Corp.	45,892	2,359,767
U.S. Bancorp	85,194	4,780,235
Wells Fargo & Co.	111,397	10,080,315
		34,279,503
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	117,470	3,223,377
PepsiCo, Inc.	59,638	9,162,186
		12,385,563
Biotechnology - 1.2%
AbbVie, Inc.	46,814	10,439,990
Neurocrine Biosciences, Inc. (A)	4,806	653,905
Regeneron Pharmaceuticals, Inc.	5,205	3,859,247
Vertex Pharmaceuticals, Inc. (A)	6,862	3,224,454
		18,177,596
Broadline Retail - 2.6%
Amazon.com, Inc. (A)	166,415	39,823,110
Building Products - 0.9%
Carrier Global Corp.	48,698	2,901,427
Masco Corp.	26,847	1,774,318
Trane Technologies PLC	19,780	8,319,072
		12,994,817
Capital Markets - 1.1%
Ameriprise Financial, Inc.	2,983	1,572,608
Charles Schwab Corp.	84,751	8,807,324
CME Group, Inc.	13,539	3,913,583
LPL Financial Holdings, Inc.	3,094	1,127,763
State Street Corp.	12,100	1,583,406
		17,004,684
Chemicals - 0.9%
Ecolab, Inc.	24,106	6,797,651
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	9,438	$ 4,312,883
PPG Industries, Inc.	17,435	2,016,009
		13,126,543
Communications Equipment - 0.3%
Arista Networks, Inc. (A)	24,827	3,518,979
Motorola Solutions, Inc.	2,599	1,046,201
		4,565,180
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,711	1,767,436
Vulcan Materials Co.	6,485	1,949,002
		3,716,438
Consumer Finance - 0.5%
American Express Co.	11,551	4,067,916
Capital One Financial Corp.	15,385	3,368,238
		7,436,154
Consumer Staples Distribution & Retail - 0.5%
Walmart, Inc.	61,486	7,325,442
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	200,835	5,263,885
Comcast Corp., Class A	94,460	2,810,185
		8,074,070
Electric Utilities - 1.1%
Entergy Corp.	36,539	3,503,725
NextEra Energy, Inc.	94,642	8,319,032
NRG Energy, Inc.	3,092	471,932
Southern Co.	53,234	4,754,328
		17,049,017
Electrical Equipment - 0.6%
Eaton Corp. PLC	10,893	3,828,018
Emerson Electric Co.	16,612	2,441,300
GE Vernova, Inc.	4,236	3,076,903
		9,346,221
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	38,688	5,574,167
Energy Equipment & Services - 0.3%
Baker Hughes Co.	67,644	3,790,770
Entertainment - 0.8%
Netflix, Inc. (A)	59,721	4,986,106
Walt Disney Co.	57,741	6,513,185
Warner Music Group Corp., Class A	24,140	723,717
		12,223,008
Financial Services - 3.0%
Apollo Global Management, Inc.	27,042	3,638,231
Berkshire Hathaway, Inc., Class B (A)	25,182	12,100,706
Corpay, Inc. (A)	11,026	3,469,110
Fidelity National Information Services, Inc.	48,729	2,692,277
Mastercard, Inc., Class A	24,983	13,460,591
Toast, Inc., Class A (A)	32,061	997,418
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	28,550	$ 9,188,247
WEX, Inc. (A)	2,140	329,346
		45,875,926
Food Products - 0.4%
Mondelez International, Inc., Class A	102,290	5,980,896
Ground Transportation - 0.2%
Union Pacific Corp.	12,314	2,895,021
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (A)	25,102	2,347,790
Dexcom, Inc. (A)	5,978	436,633
Edwards Lifesciences Corp. (A)	49,460	4,024,066
Medline, Inc., Class A (A)	13,847	612,037
Medtronic PLC	68,525	7,055,334
Stryker Corp.	18,688	6,906,337
		21,382,197
Health Care Providers & Services - 0.9%
Cigna Group	11,446	3,137,463
HCA Healthcare, Inc.	2,534	1,237,276
Humana, Inc.	9,647	1,883,094
McKesson Corp.	2,061	1,713,124
UnitedHealth Group, Inc.	17,506	5,022,997
		12,993,954
Health Care REITs - 0.5%
Ventas, Inc.	56,786	4,410,568
Welltower, Inc.	16,091	3,030,901
		7,441,469
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	393	1,965,723
Carnival Corp. (A)	93,997	2,821,790
Chipotle Mexican Grill, Inc. (A)	102,355	3,978,539
DoorDash, Inc., Class A (A)	5,330	1,090,625
Expedia Group, Inc.	8,963	2,373,761
Hilton Worldwide Holdings, Inc.	18,718	5,587,510
McDonald's Corp.	21,578	6,797,070
Yum! Brands, Inc.	27,915	4,340,782
		28,955,800
Household Durables - 0.1%
Lennar Corp., Class A	7,733	845,604
Household Products - 0.1%
Church & Dwight Co., Inc.	18,282	1,759,643
Independent Power & Renewable Electricity Producers - 0.0% *
Vistra Corp.	3,099	490,727
Industrial Conglomerates - 0.5%
3M Co.	47,587	7,288,425
Insurance - 0.9%
Aon PLC, Class A	8,781	3,070,189
Arch Capital Group Ltd. (A)	15,751	1,512,726
Arthur J Gallagher & Co.	21,874	5,454,719
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	5,700	$ 1,764,492
Progressive Corp.	10,122	2,105,376
		13,907,502
Interactive Media & Services - 5.2%
Alphabet, Inc., Class A	91,593	30,958,434
Alphabet, Inc., Class C	60,146	20,361,225
Meta Platforms, Inc., Class A	37,975	27,209,088
		78,528,747
IT Services - 0.3%
Cognizant Technology Solutions Corp., Class A	61,106	5,014,358
Life Sciences Tools & Services - 0.3%
Danaher Corp.	18,644	4,080,985
Waters Corp. (A)	2,280	845,242
		4,926,227
Machinery - 0.6%
Deere & Co.	10,206	5,388,768
Dover Corp.	2,188	440,860
Ingersoll Rand, Inc.	17,217	1,482,212
Otis Worldwide Corp.	18,248	1,558,744
		8,870,584
Media - 0.1%
Charter Communications, Inc., Class A (A)	4,022	829,015
Omnicom Group, Inc.	13,128	1,011,381
		1,840,396
Multi-Utilities - 0.2%
Sempra	40,871	3,556,186
Oil, Gas & Consumable Fuels - 1.7%
Diamondback Energy, Inc.	13,893	2,277,757
EOG Resources, Inc.	50,676	5,682,300
EQT Corp.	27,135	1,566,504
Exxon Mobil Corp.	114,967	16,256,334
		25,782,895
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	21,846	1,439,433
United Airlines Holdings, Inc. (A)	7,166	733,225
		2,172,658
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	93,059	5,122,898
Eli Lilly & Co.	10,193	10,571,670
Johnson & Johnson	51,549	11,714,510
Merck & Co., Inc.	9,213	1,015,918
		28,424,996
Professional Services - 0.2%
Leidos Holdings, Inc.	19,837	3,734,910
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	19,773	1,249,060
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. (A)	11,955	$ 2,830,107
Analog Devices, Inc.	25,619	7,964,435
Broadcom, Inc.	78,018	25,847,364
Lam Research Corp.	18,040	4,211,618
Micron Technology, Inc.	18,985	7,876,497
NVIDIA Corp.	400,779	76,600,890
NXP Semiconductors NV	23,779	5,377,383
Texas Instruments, Inc.	29,448	6,347,516
		137,055,810
Software - 5.5%
AppLovin Corp., Class A (A)	2,523	1,193,657
Cadence Design Systems, Inc. (A)	7,609	2,255,003
Intuit, Inc.	8,275	4,128,563
Microsoft Corp.	125,904	54,175,232
Oracle Corp.	42,321	6,965,190
Palantir Technologies, Inc., Class A (A)	26,214	3,842,710
Roper Technologies, Inc.	4,055	1,505,338
Salesforce, Inc.	14,205	3,015,580
ServiceNow, Inc. (A)	53,444	6,253,482
		83,334,755
Specialized REITs - 0.5%
American Tower Corp.	9,262	1,660,491
Equinix, Inc.	3,633	2,982,439
SBA Communications Corp.	12,629	2,325,125
		6,968,055
Specialty Retail - 1.2%
AutoZone, Inc. (A)	723	2,678,202
Burlington Stores, Inc. (A)	9,716	2,874,576
Lowe's Cos., Inc.	32,645	8,718,174
Ross Stores, Inc.	21,679	4,089,743
		18,360,695
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	230,411	59,787,046
Seagate Technology Holdings PLC	13,252	5,402,708
Western Digital Corp.	8,431	2,109,689
		67,299,443
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	41,237	2,548,859
Tobacco - 0.5%
Altria Group, Inc.	26,325	1,631,887
Philip Morris International, Inc.	30,306	5,438,108
		7,069,995
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	990	774,239
Total Common Stocks (Cost $426,655,324)		908,986,974

	Principal	Value
CORPORATE DEBT SECURITIES - 13.9%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 1,248,000	$ 1,023,493
5.81%, 05/01/2050	948,000	936,299
6.53%, 05/01/2034	515,000	569,716
6.86%, 05/01/2054	406,000	457,802
General Electric Co.
4.13%, 10/09/2042	394,000	335,901
4.30%, 07/29/2030	706,000	710,805
4.50%, 03/11/2044	663,000	597,962
5.88%, 01/14/2038	175,000	188,936
HEICO Corp.
5.35%, 08/01/2033	950,000	981,844
		5,802,758
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	577,000	539,118
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	478,000	476,644
		1,015,762
Automobiles - 0.3%
Ford Motor Credit Co. LLC
5.75%, 04/06/2033	665,000	671,200
General Motors Co.
6.25%, 10/02/2043	220,000	224,431
General Motors Financial Co., Inc.
4.60%, 01/08/2031	829,000	829,263
6.15%, 07/15/2035	587,000	621,077
Hyundai Capital America
5.40%, 06/23/2032 (B)	1,460,000	1,515,987
Volkswagen Group of America Finance LLC
4.85%, 09/11/2030 (B)	863,000	870,332
		4,732,290
Banks - 2.2%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	1,000,000	1,015,967
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	1,594,000	1,648,958
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	3,014,000	3,143,325
Barclays PLC
Fixed until 02/25/2035, 5.79% (C), 02/25/2036	331,000	344,921
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (B)	1,896,000	2,113,521
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	674,000	695,519
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	405,000	428,807
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (C), 12/10/2031	$ 891,000	$ 890,009
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (C), 01/29/2037	1,369,000	1,359,599
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (C), 03/12/2031	1,277,000	1,295,726
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	1,296,000	1,171,169
Fixed until 01/21/2036, 5.07% (C), 01/21/2037	945,000	940,948
Fixed until 02/02/2036, 5.39% (C), 02/02/2041	1,333,000	1,320,571
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	1,099,000	1,304,570
JPMorgan Chase & Co.
Fixed until 01/22/2036, 4.90% (C), 01/22/2037	1,743,000	1,729,738
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	1,192,000	1,222,228
Fixed until 02/05/2036, 5.19% (C), 02/05/2037 (D)	1,245,000	1,239,902
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	369,000	387,850
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	392,000	424,921
Morgan Stanley
Fixed until 01/30/2036, 5.07% (C), 01/30/2037 (D)	1,606,000	1,598,534
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	573,000	565,977
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	2,214,000	2,305,498
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (C), 03/01/2035	1,373,000	1,449,574
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (C), 01/25/2041	744,000	743,309
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	571,000	610,323
UBS Group AG
Fixed until 09/23/2030, 4.40% (C), 09/23/2031 (B)	725,000	721,395
Wells Fargo & Co.
Fixed until 01/23/2036, 4.96% (C), 01/23/2037	1,215,000	1,205,078
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	933,000	963,938
		32,841,875
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	971,000	835,325
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
4.95%, 11/01/2035	$ 738,000	$ 729,172
		1,564,497
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	438,000	319,979
5.60%, 03/02/2043	555,000	559,143
CSL Finance PLC
4.63%, 04/27/2042 (B)	644,000	581,487
Gilead Sciences, Inc.
5.10%, 06/15/2035	853,000	872,038
Royalty Pharma PLC
2.20%, 09/02/2030	750,000	682,229
5.20%, 09/25/2035	601,000	604,129
		3,619,005
Building Products - 0.2%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	200,000	177,465
5.40%, 04/07/2035	583,000	603,012
Carlisle Cos., Inc.
5.25%, 09/15/2035	384,000	391,051
Owens Corning
4.30%, 07/15/2047	1,133,000	928,606
Vulcan Materials Co.
5.35%, 12/01/2034	826,000	853,647
		2,953,781
Capital Markets - 0.1%
Ares Capital Corp.
5.25%, 04/12/2031	839,000	826,204
Chemicals - 0.2%
LYB International Finance III LLC
5.13%, 01/15/2031	211,000	212,099
Mosaic Co.
4.60%, 11/15/2030	611,000	612,665
Nutrien Ltd.
4.90%, 03/27/2028	589,000	599,587
OCP SA
6.75%, 05/02/2034 (B)	482,000	515,808
Westlake Corp.
5.55%, 11/15/2035	726,000	723,355
		2,663,514
Commercial Services & Supplies - 0.4%
ADT Security Corp.
4.13%, 08/01/2029 (B)	915,000	891,469
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	1,083,000	1,119,373
Element Fleet Management Corp.
5.04%, 03/25/2030 (B)	1,610,000	1,644,945
Herc Holdings, Inc.
7.00%, 06/15/2030 (B)	625,000	655,977
Quanta Services, Inc.
2.90%, 10/01/2030	878,000	823,034
5.25%, 08/09/2034	51,000	52,208
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	$ 376,000	$ 374,278
Veralto Corp.
5.45%, 09/18/2033	917,000	953,148
		6,514,432
Communications Equipment - 0.4%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	261,207
NTT Finance Corp.
4.62%, 07/16/2028 (B)	643,000	651,445
Orange SA
4.75%, 01/13/2033 (B)	532,000	530,750
T-Mobile USA, Inc.
3.50%, 04/15/2031	692,000	660,955
3.88%, 04/15/2030	573,000	563,181
5.00%, 02/15/2036	1,282,000	1,268,949
Verizon Communications, Inc.
2.99%, 10/30/2056	1,383,000	820,685
4.75%, 01/15/2033	546,000	546,149
		5,303,321
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	566,000	584,169
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	1,074,000	943,344
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,245,000	1,194,170
		2,137,514
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033	536,000	560,928
Diversified REITs - 0.4%
American Tower Trust #1
3.65%, 03/15/2048 (B)	508,000	503,503
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	1,086,000	1,088,020
Safehold GL Holdings LLC
6.10%, 04/01/2034	806,000	856,809
SBA Tower Trust
1.63%, 05/15/2051 (B)	1,011,000	991,738
VICI Properties LP
4.95%, 02/15/2030	1,338,000	1,354,255
Weyerhaeuser Co.
4.00%, 04/15/2030	921,000	907,414
WP Carey, Inc.
5.38%, 06/30/2034	684,000	703,770
		6,405,509
Electric Utilities - 0.8%
Black Hills Corp.
4.55%, 01/31/2031	469,000	468,723
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	$ 920,810	$ 944,683
CMS Energy Corp.
4.88%, 03/01/2044	129,000	115,394
Constellation Energy Generation LLC
5.88%, 01/15/2066	597,000	582,411
DTE Electric Co.
4.30%, 07/01/2044	1,317,000	1,132,121
Duke Energy Corp.
3.75%, 09/01/2046	1,352,000	1,025,090
4.95%, 09/15/2035	1,388,000	1,375,898
Duke Energy Progress LLC
3.60%, 09/15/2047	1,141,000	853,743
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	188,000	191,607
Pacific Gas & Electric Co.
2.50%, 02/01/2031	952,000	860,784
Southern Power Co.
4.25%, 10/01/2030	438,000	436,879
Vistra Operations Co. LLC
5.25%, 10/15/2035 (B)	1,481,000	1,466,330
5.35%, 01/31/2036 (B)	1,060,000	1,054,297
6.88%, 04/15/2032 (B)	929,000	976,137
		11,484,097
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	647,000	673,814
Hubbell, Inc.
4.80%, 11/15/2035	1,111,000	1,099,114
Keysight Technologies, Inc.
4.95%, 10/15/2034	568,000	571,310
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	826,000	807,691
Tyco Electronics Group SA
5.00%, 05/09/2035	1,100,000	1,110,550
		4,262,479
Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	1,247,000	1,234,923
4.95%, 09/10/2034	600,000	596,028
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (C), 05/15/2029	258,000	264,920
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (B)	1,357,000	1,410,018
Blackstone Reg Finance Co. LLC
4.95%, 02/15/2036	463,000	457,935
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (C), 09/11/2036	1,548,000	1,526,437
Fixed until 01/30/2036, 5.40% (C), 01/30/2037 (D)	687,000	685,746
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Capital One Financial Corp. (continued)
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	$ 1,330,000	$ 1,387,288
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	231,000	239,162
Citadel Finance LLC
5.90%, 02/10/2030 (B)	1,133,000	1,159,826
LPL Holdings, Inc.
5.70%, 05/20/2027	410,000	417,581
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	808,000	827,238
UWM Holdings LLC
6.25%, 03/15/2031 (B)	867,000	861,523
		11,068,625
Food Products - 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (B)	78,000	78,138
5.75%, 03/31/2034 (B)(D)	1,099,000	1,080,838
6.25%, 03/15/2033 (B)	153,000	156,228
BAT Capital Corp.
4.63%, 03/22/2033	852,000	844,197
5.63%, 08/15/2035	1,380,000	1,433,060
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	1,345,000	1,364,591
Cargill, Inc.
5.13%, 02/11/2035 (B)	814,000	835,907
Imperial Brands Finance PLC
5.63%, 07/01/2035 (B)	1,105,000	1,130,000
J.M. Smucker Co.
6.50%, 11/15/2043	495,000	532,764
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	1,453,000	1,474,693
Kroger Co.
5.00%, 09/15/2034	504,000	504,459
Philip Morris International, Inc.
4.63%, 10/29/2035	1,426,000	1,392,633
Pilgrim's Pride Corp.
6.88%, 05/15/2034	727,000	804,231
Sysco Corp.
5.40%, 03/23/2035	573,000	592,908
		12,224,647
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (B)	459,000	462,135
Baxter International, Inc.
5.65%, 12/15/2035	728,000	734,185
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	602,000	614,287
4.95%, 12/15/2035	373,000	369,958
		2,180,565
Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030	734,000	677,138
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Group
2.40%, 03/15/2030	$ 627,000	$ 583,493
5.25%, 01/15/2036	987,000	1,000,759
Elevance Health, Inc.
5.70%, 09/15/2055	655,000	638,091
HCA, Inc.
4.90%, 11/15/2035	1,158,000	1,137,268
6.00%, 04/01/2054	636,000	630,948
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	431,000	416,315
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	444,000	424,271
4.80%, 10/01/2034	1,142,000	1,127,616
UnitedHealth Group, Inc.
5.15%, 07/15/2034	694,000	708,037
		7,343,936
Health Care REITs - 0.1%
Healthpeak OP LLC
4.75%, 01/15/2033	1,407,000	1,400,825
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.
5.75%, 08/01/2032 (B)	514,000	527,890
6.13%, 02/15/2033 (B)	973,000	1,000,933
Hyatt Hotels Corp.
5.40%, 12/15/2035	698,000	699,640
MGM Resorts International
6.13%, 09/15/2029	898,000	918,479
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	942,000	943,969
		4,090,911
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	394,000	395,027
Insurance - 0.6%
American International Group, Inc.
5.45%, 05/07/2035	418,000	433,127
Brown & Brown, Inc.
5.25%, 06/23/2032	302,000	308,065
5.55%, 06/23/2035	1,165,000	1,191,954
Constellation Insurance, Inc.
6.80%, 01/24/2030 (B)	1,642,000	1,675,167
Corebridge Financial, Inc.
5.75%, 01/15/2034	560,000	585,016
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	398,000	412,818
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (B)	1,000,000	1,045,292
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,359,000	1,268,361
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	$ 220,000	$ 229,414
RGA Global Funding
5.05%, 12/06/2031 (B)	1,311,000	1,333,659
		8,482,873
Internet & Catalog Retail - 0.2%
AppLovin Corp.
5.50%, 12/01/2034	804,000	823,133
Expedia Group, Inc.
5.40%, 02/15/2035	1,112,000	1,135,730
Meta Platforms, Inc.
4.20%, 11/15/2030	1,155,000	1,152,925
Uber Technologies, Inc.
4.80%, 09/15/2034	523,000	520,250
		3,632,038
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	162,000	155,007
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	996,000	974,725
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,299,000	1,279,175
		2,408,907
Machinery - 0.2%
Eaton Capital ULC
4.45%, 05/09/2030	448,000	451,574
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,364,000	1,295,390
Ingersoll Rand, Inc.
5.45%, 06/15/2034	613,000	634,883
		2,381,847
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	759,000	575,163
Comcast Corp.
2.94%, 11/01/2056	800,000	450,907
NBCUniversal Media LLC
4.45%, 01/15/2043	380,000	323,166
		1,349,236
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (B)	1,293,000	1,300,458
ArcelorMittal SA
6.55%, 11/29/2027	1,058,000	1,101,106
Glencore Funding LLC
2.63%, 09/23/2031 (B)	917,000	830,644
		3,232,208
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	408,000	419,366
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Office REITs - 0.0% *
Boston Properties LP
5.75%, 01/15/2035	$ 696,000	$ 712,275
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Partners LP
5.95%, 06/30/2033	1,360,000	1,440,908
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,068,000	1,093,704
Ecopetrol SA
7.75%, 02/01/2032	711,000	730,089
Enbridge, Inc.
4.90%, 06/20/2030	753,000	768,817
5.63%, 04/05/2034	887,000	923,630
Energy Transfer LP
5.15%, 02/01/2043	628,000	567,696
5.55%, 02/15/2028	371,000	381,551
5.95%, 10/01/2043	416,000	412,321
EQT Corp.
6.38%, 04/01/2029	443,000	458,428
Equinor ASA
4.75%, 11/14/2035	1,715,000	1,702,446
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	446,000	462,165
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (B)	498,000	509,470
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	496,000	513,362
ONEOK, Inc.
6.10%, 11/15/2032	1,077,000	1,151,953
Ovintiv, Inc.
6.50%, 08/15/2034	988,000	1,063,666
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	392,430
6.84%, 01/23/2030	892,000	914,954
7.69%, 01/23/2050	95,000	85,464
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (B)	1,063,000	1,085,325
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	750,000	751,509
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (B)	1,190,000	1,171,184
Sunoco LP
5.63%, 03/15/2031 (B)	204,000	205,250
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	1,251,000	1,251,252
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036 (B)	844,000	847,176
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	1,482,000	1,652,583
Western Midstream Operating LP
6.15%, 04/01/2033	758,000	801,096
Williams Cos., Inc.
5.40%, 03/04/2044	80,000	76,876
		21,415,305
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (B)	$ 585,000	$ 601,885
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	376,162	368,038
Southwest Airlines Co.
4.38%, 11/15/2028	1,242,000	1,248,658
United Airlines Pass-Through Trust
3.75%, 03/03/2028	385,642	384,758
		2,001,454
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (B)	935,000	948,951
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	307,000	299,908
CVS Health Corp.
5.45%, 09/15/2035	1,119,000	1,138,554
6.00%, 06/01/2044	729,000	730,765
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	1,582,000	1,655,794
Merck & Co., Inc.
5.00%, 05/17/2053	346,000	316,149
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	640,000	615,057
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	987,000	999,211
Viatris, Inc.
2.30%, 06/22/2027	510,000	496,640
		7,201,029
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	779,000	797,509
Retail REITs - 0.1%
NNN REIT, Inc.
4.60%, 02/15/2031	1,378,000	1,387,036
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	983,000	845,322
4.95%, 01/15/2036	929,000	928,071
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	987,000	1,020,228
5.90%, 01/25/2033 (B)	998,000	1,046,751
Intel Corp.
4.80%, 10/01/2041	852,000	764,675
Kioxia Holdings Corp.
6.25%, 07/24/2030 (B)	1,807,000	1,866,743
Microchip Technology, Inc.
5.05%, 03/15/2029	911,000	932,196
Micron Technology, Inc.
5.30%, 01/15/2031	1,180,000	1,225,580
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	418,000	277,133
5.25%, 08/19/2035	974,000	985,240
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
3.25%, 05/20/2050	$ 407,000	$ 280,738
		10,172,677
Software - 0.3%
Fair Isaac Corp.
6.00%, 05/15/2033 (B)	644,000	656,194
Fiserv, Inc.
5.45%, 03/02/2028	612,000	627,231
Intuit, Inc.
5.50%, 09/15/2053	284,000	274,103
Oracle Corp.
5.88%, 09/26/2045	750,000	674,316
5.95%, 09/26/2055	288,000	253,951
6.90%, 11/09/2052	794,000	778,892
Roper Technologies, Inc.
4.90%, 10/15/2034	708,000	702,988
Synopsys, Inc.
5.15%, 04/01/2035	533,000	540,278
5.70%, 04/01/2055	380,000	374,754
		4,882,707
Specialized REITs - 0.1%
Extra Space Storage LP
5.40%, 06/15/2035	1,148,000	1,172,025
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (B)	1,171,000	1,177,809
Canadian Pacific Railway Co.
2.45%, 12/02/2031	1,853,000	1,666,766
Fedex Freight Holding Co., Inc.
5.25%, 03/15/2036 (B)	525,000	520,196
GXO Logistics, Inc.
2.65%, 07/15/2031	1,130,000	1,020,168
6.50%, 05/06/2034	642,000	691,509
United Parcel Service, Inc.
5.25%, 05/14/2035	524,000	542,843
		5,619,291
Total Corporate Debt Securities (Cost $210,352,895)		209,846,339
U.S. GOVERNMENT OBLIGATIONS - 10.0%
U.S. Treasury - 9.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,575,000	1,229,361
1.38%, 11/15/2040	695,000	449,578
1.88%, 02/15/2051 - 11/15/2051	3,412,000	1,890,726
2.00%, 02/15/2050	3,231,000	1,888,747
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,722,509
2.38%, 05/15/2051	1,958,000	1,229,257
2.50%, 02/15/2045 - 05/15/2046	4,865,900	3,402,837
2.75%, 08/15/2047 - 11/15/2047	2,367,900	1,684,522
2.88%, 05/15/2049	1,856,600	1,326,816
3.00%, 08/15/2048 - 08/15/2052	4,133,300	3,007,083
3.13%, 05/15/2048	363,000	274,731
3.63%, 02/15/2044 - 05/15/2053	2,600,000	2,156,424
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
4.00%, 11/15/2052	$ 914,000	$ 789,075
4.13%, 08/15/2044 - 08/15/2053	2,174,000	1,946,558
4.25%, 02/15/2054 - 08/15/2054	2,283,600	2,054,154
4.50%, 11/15/2054	2,399,000	2,250,656
4.63%, 05/15/2044 - 11/15/2055	6,462,000	6,210,389
4.63%, 11/15/2045 (E)	3,029,000	2,946,176
4.75%, 11/15/2043 - 08/15/2055	8,036,900	7,880,277
5.25%, 02/15/2029	1,554,000	1,629,940
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	11,382,000	9,924,664
1.13%, 10/31/2026	3,588,000	3,522,659
1.25%, 11/30/2026 - 08/15/2031	11,599,000	11,158,379
1.38%, 11/15/2031	1,880,000	1,634,498
1.50%, 08/15/2026 - 02/15/2030	6,659,000	6,435,500
1.63%, 05/15/2031	1,110,000	992,886
2.25%, 11/15/2027	997,500	975,407
2.63%, 02/15/2029	653,500	634,967
2.75%, 08/15/2032	1,959,000	1,819,804
2.88%, 05/15/2028 - 05/15/2032	2,905,900	2,814,701
3.13%, 08/31/2027 - 11/15/2028	2,197,000	2,181,398
3.63%, 12/31/2030 - 09/30/2031	16,733,000	16,584,521
3.88%, 09/30/2029 - 12/31/2032	6,014,000	6,036,024
4.00%, 01/15/2027 (E)	2,238,000	2,247,162
4.00%, 02/28/2030 - 11/15/2035	8,167,000	8,146,827
4.13%, 09/30/2027 - 11/15/2032	6,666,000	6,731,190
4.25%, 11/30/2026 - 05/15/2035	4,591,400	4,614,664
4.50%, 05/31/2029	4,353,000	4,467,606
4.63%, 04/30/2029 - 02/15/2035	1,205,900	1,242,499
		139,135,172
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,738,371	2,130,004
2.50%, 01/15/2029	5,774,687	6,014,909
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,193,773	3,050,665
		11,195,578
Total U.S. Government Obligations (Cost $157,688,195)		150,330,750
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	61,335	62,346
5.50%, 06/01/2041 - 07/01/2053	2,812,550	2,860,818
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	32,660	32,427
4.00%, 04/01/2026 - 06/01/2042	22,696	22,298
4.50%, 06/01/2026 - 08/01/2052	1,702,810	1,675,040
5.00%, 04/01/2039 - 02/01/2054	8,406,777	8,452,050
5.50%, 10/01/2036 - 03/01/2053	1,928,102	1,969,468
6.00%, 08/01/2036 - 06/01/2054	2,620,010	2,700,149
6.50%, 05/01/2040	33,336	35,354
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Year RFUCC Treasury + 1.52%,
5.77% (C), 02/01/2043	$ 6,207	$ 6,360
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	176,056	2,616
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	860,827
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2041 - 02/01/2056 (D)	12,251,000	10,258,910
2.50%, 02/01/2041 - 02/01/2056 (D)	30,437,000	26,015,879
3.00%, 02/01/2041 - 02/01/2056 (D)	22,533,000	20,097,342
3.50%, 02/01/2040 - 02/01/2056 (D)	11,617,000	10,869,160
4.00%, 02/01/2056 (D)	13,297,000	12,697,712
4.50%, 02/01/2056 (D)	12,922,000	12,658,607
5.00%, 02/01/2056 (D)	8,714,000	8,711,599
5.50%, 02/01/2056 (D)	14,381,000	14,581,047
6.00%, 02/01/2056 (D)	9,142,000	9,361,220
Total U.S. Government Agency Obligations (Cost $143,664,111)		143,931,229
MORTGAGE-BACKED SECURITIES - 2.7%
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (C), 01/25/2070 (B)	902,402	912,778
Bank5
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	1,900,000	1,991,312
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	1,970,000	2,037,302
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	446,608	452,074
Series 2024-NQM7, Class A1, 5.55% (C), 10/27/2064 (B)	2,229,148	2,249,619
BX Trust
Series 2025-ARIA, Class A, 5.03% (C), 12/13/2042 (B)	1,264,000	1,285,464
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (B)	1,021,590	947,637
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	53,412	52,765
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	455,163	460,199
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (C), 11/25/2070 (B)	1,683,349	1,691,331
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	1,055,270	900,958
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	1,456,267	1,328,017
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76% (C), 11/13/2042 (B)	$ 2,000,000	$ 1,996,023
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (C), 10/25/2070 (B)	1,400,158	1,403,357
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (B)	1,700,000	1,762,036
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (B)	1,300,000	1,254,214
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (B)	25,019	24,787
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	53,564	51,771
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	26,070	25,549
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	67,326	64,976
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	52,232	50,593
Series 2015-2A, Class A1, 3.75% (C), 08/25/2055 (B)	108,289	106,135
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (B)	71,831	70,268
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	81,227	77,687
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (B)	98,444	95,305
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	215,695	211,695
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (B)	503,486	492,598
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	312,539	304,868
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	235,467	229,358
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (B)	114,824	113,043
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	163,212	159,553
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	586,305	554,376
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (B)	500,586	477,529
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	439,537	439,990
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	552,181	557,818
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (B)	616,858	624,122
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (B)	575,570	584,318
Series 2024-NQM7, Class A1, 6.24% (C), 03/25/2064 (B)	907,213	919,260
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2025-NQM13, Class A1, 5.44% (C), 05/25/2065 (B)	$ 1,255,827	$ 1,270,624
Series 2025-NQM18, Class A1, 5.06% (C), 09/25/2065 (B)	1,533,018	1,542,600
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (B)	902,679	913,306
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (C), 11/25/2055 (B)	1,523,668	1,534,084
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (B)	161,715	159,173
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	71,564	70,669
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	41,454	41,226
Series 2018-3, Class A1, 3.75% (C), 05/25/2058 (B)	324,484	320,026
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	906,287	865,972
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (B)	1,122,647	1,096,474
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (B)	833,611	805,841
Series 2020-4, Class A1, 1.75%, 10/25/2060 (B)	1,499,185	1,373,879
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	1,199,025	1,130,210
Series 2022-4, Class A1, 3.75%, 09/25/2062 (B)	597,080	574,809
Series 2023-1, Class A1, 3.75%, 01/25/2063 (B)	1,555,743	1,511,412
Total Mortgage-Backed Securities (Cost $40,659,090)		40,170,990
ASSET-BACKED SECURITIES - 2.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (B)	51,224	51,531
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	100,721	94,504
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (B)	108,333	108,205
Series 2024-1A, Class A, 5.36%, 06/20/2030 (B)	930,000	960,130
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (B)	2,080,000	2,085,745
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	393,482	400,898
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	990,000	998,221
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	$ 1,200,000	$ 1,202,822
Series 2023-2, Class A, 5.77%, 09/15/2029	1,005,000	1,016,300
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (B)	2,909,000	2,919,956
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	890,000	902,844
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (B)	291,551	297,917
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	183,743	187,830
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	182,010	185,681
Series 2024-3A, Class A, 4.98%, 08/27/2040 (B)	1,761,297	1,779,061
Series 2025-2A, Class A, 4.54%, 05/25/2044 (B)	1,072,960	1,075,839
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	740,739	754,566
Series 2025-B, Class A, 4.51%, 05/15/2045 (B)	1,641,147	1,640,605
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.13% (C), 10/20/2034 (B)	1,600,000	1,602,974
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	67,060	66,716
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	487,060	448,198
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (B)	154,864	150,270
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	331,082	334,394
Series 2025-2A, Class A, 4.48%, 10/20/2044 (B)	1,746,533	1,745,751
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,435,000	1,443,884
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	1,150,000	1,176,247
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	376,400	381,283
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	392,325	402,296
Series 2023-3A, Class A, 6.10%, 09/20/2040 (B)	452,247	467,353
Series 2024-1A, Class A, 5.15%, 01/20/2043 (B)	418,142	422,476
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	$ 808,501	$ 812,861
Series 2025-2A, Class A, 4.72%, 04/20/2044 (B)	360,979	362,938
Series 2025-3A, Class B, 4.64%, 08/22/2044 (B)	1,776,095	1,776,905
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (B)	1,635,000	1,621,987
Total Asset-Backed Securities (Cost $29,719,619)		29,879,188
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036	808,000	844,118
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (B)	1,125,000	1,175,062
Israel - 0.0% *
Israel Government International Bonds
5.00%, 01/13/2036	803,000	790,760
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,112,544
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	315,000	309,110
Peru - 0.0% *
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (B)	533,000	549,760
Total Foreign Government Obligations (Cost $4,715,319)		4,781,354
COMMERCIAL PAPER - 6.9%
Banks - 1.6%
DBS Bank Ltd.
3.80% (F), 04/09/2026 (B)	4,800,000	4,765,615
DNB Bank ASA
3.71% (F), 04/29/2026 (B)	4,500,000	4,459,330
3.80% (F), 03/11/2026 (B)	3,400,000	3,386,340
Sheffield Receivables Co. LLC
4.10% (F), 02/19/2026 (B)	5,500,000	5,488,608
Toronto-Dominion Bank
3.91% (F), 03/19/2026 (B)	5,500,000	5,472,473
		23,572,366
Capital Markets - 0.3%
Lexington Parker Capital Co. LLC
3.88% (F), 04/22/2026 (B)	2,000,000	1,982,780
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Capital Markets (continued)
Verto Capital I Compartment A
4.06% (F), 03/04/2026 (B)	$ 3,000,000	$ 2,989,379
		4,972,159
Electrical Equipment - 0.1%
Emerson Electric Co.
3.81% (F), 03/30/2026 (B)	1,800,000	1,789,175
Financial Services - 4.9%
Alinghi Funding Co. LLC
3.84% (F), 04/28/2026 (B)	6,000,000	5,945,704
Anglesea Funding LLC
4.02% (F), 02/10/2026 (B)	1,750,000	1,748,022
Columbia Funding Co. LLC
4.11% (F), 03/17/2026 (B)	4,000,000	3,980,888
Concord Minutemen Capital Co. LLC
4.07% (F), 03/11/2026 (B)	5,000,000	4,978,963
Glencove Funding LLC
4.00% (F), 03/03/2026 (B)	6,000,000	5,980,100
GTA Funding LLC
3.97% (F), 04/01/2026 (B)	2,025,000	2,012,200
Liberty Street Funding LLC
4.02% (F), 03/02/2026 (B)	5,500,000	5,482,331
LMA-Americas LLC
4.08% (F), 02/05/2026 (B)	4,000,000	3,997,542
Mainbeach Funding LLC
4.08% (F), 03/02/2026 (B)	5,500,000	5,482,233
Manhattan Asset Funding Co. LLC
3.82% (F), 05/15/2026 (B)	2,300,000	2,274,978
3.89% (F), 03/12/2026 (B)	1,125,000	1,120,212
Mont Blanc Capital Corp.
3.92% (F), 03/16/2026 (B)	4,525,000	4,503,846
MUFG Securities Canada Ltd.
3.88% (F), 04/22/2026 (B)	3,600,000	3,569,034
Nieuw Amsterdam Receivables Corp. BV
4.06% (F), 02/23/2026 (B)	5,750,000	5,735,599
Ranger Funding Co. LLC
4.14% (F), 03/12/2026 (B)	5,500,000	5,476,590
Versailles Commercial Paper LLC
3.85% (F), 04/06/2026	4,000,000	3,972,368
Verto Capital I Compartment A
3.89% (F), 04/29/2026 (B)	2,500,000	2,476,203
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Victory Receivables Corp.
3.91% (F), 03/13/2026 (B)	$ 4,500,000	$ 4,480,312
		73,217,125
Total Commercial Paper (Cost $103,550,769)		103,550,825
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.6%
U.S. Treasury Bills
3.40% (F), 02/26/2026	3,025,000	3,017,703
3.64% (F), 04/16/2026	12,895,000	12,801,102
3.82% (F), 04/09/2026	9,000,000	8,940,848
Total Short-Term U.S. Government Obligations (Cost $24,756,353)		24,759,653

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (F)	2,312,788	2,312,788
Total Other Investment Company (Cost $2,312,788)		2,312,788

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.35% (F), dated 01/30/2026, to be repurchased at $22,399,547 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $22,845,160.	$ 22,397,027	22,397,027
Total Repurchase Agreement (Cost $22,397,027)		22,397,027
Total Investments (Cost $1,166,471,490)		1,640,947,117
Net Other Assets (Liabilities) - (8.8)%		(132,426,612)
Net Assets - 100.0%		$ 1,508,520,505
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	30	03/20/2026	$10,443,877	$10,448,625	$4,748	$—
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$908,986,974	$—	$—	$908,986,974
Corporate Debt Securities	—	209,846,339	—	209,846,339
U.S. Government Obligations	—	150,330,750	—	150,330,750
U.S. Government Agency Obligations	—	143,931,229	—	143,931,229
Mortgage-Backed Securities	—	40,170,990	—	40,170,990
Asset-Backed Securities	—	29,879,188	—	29,879,188
Foreign Government Obligations	—	4,781,354	—	4,781,354
Commercial Paper	—	103,550,825	—	103,550,825
Short-Term U.S. Government Obligations	—	24,759,653	—	24,759,653
Other Investment Company	2,312,788	—	—	2,312,788
Repurchase Agreement	—	22,397,027	—	22,397,027
Total Investments	$911,299,762	$729,647,355	$—	$1,640,947,117
Other Financial Instruments
Futures Contracts (H)	$4,748	$—	$—	$4,748
Total Other Financial Instruments	$4,748	$—	$—	$4,748
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $218,259,689, representing 14.5% of the
Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $2,267,266, collateralized by cash collateral of $2,312,788. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at January 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Managed Balanced (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds